Short Term Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Short Term Deposits [Abstract]
Schedule of Short Term Deposits
	December 31,
(in thousands)	2024	2023

Bank deposits in U.S. $ (annual average interest rates 5.863% and 6.195%)	$9,259	$6,240
Bank deposits in NIS (annual average interest rates 4.410% and 4.568%)	10,936	20,267
	$20,195	$26,507